Note 6 - Investments in Juanicipio (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Jul. 01, 2005	Jul. 16, 2003	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2008
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	56.00%
Expense arising from exploration for and evaluation of mineral resources	$ 5,000
Term of exploration and evaluation of mineral resources	4 years
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member]
Statement Line Items [Line Items]
Issue of equity to associate	$ 1,000
Number of tranches to buy common shares from an associate	2
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member] | Common shares in tranche one [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 500
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			44.00%		44.00%
Expense arising from exploration for and evaluation of mineral resources			$ 99,048	$ 45,858
Percentage of loss in an associate during the period			44.00%
Joint venture direct operating expenses			$ 0
Minera Juanicipio, S.A. de C.V. [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					56.00%
MAG Silver Corporation [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Fresnillo investment in MAG Silver Corp. common shares			11.30%
Juanicipio property [member]
Statement Line Items [Line Items]
Interest in Juanicipio property prior to joint venture agreement		100.00%